Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies (Details) [Line Items]
Upfront fee (in Dollars)	$ 10,000		$ 10,000
Research and development costs (in Dollars)	$ 103,533	$ 5,282	$ 81,717	$ 0
Convertible Debt [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issuable	14,131,738		14,131,738	11,969,780
Common Stock Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issuable upon exercise	37,556	40,767	37,556	54,434
Series A Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock	3,286,256		3,333,375
Shares issuable		3,298,159		3,518,738
Series D Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock				1,252